Amount Due to/From Related Parties (Details) - Schedule of compensation of key management personnel of the group - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Schedule of compensation of key management personnel of the group [Abstract]
Short term employee benefits	$ 1,088,027	$ 1,028,329
Post-employment pension and medical benefits	30,939	19,680
Termination benefits	1,830	13,780
Share-based payment transactions	105,069	185,126
Total compensation of key management personnel of the Group	$ 1,225,865	$ 1,246,915